LEASES	9 Months Ended
Mar. 31, 2025
LEASES
LEASES

14. LEASES

Right-of-use leased asset	03/31/2025	06/30/2024
Book value at the beginning of the period	20,979,597	21,163,192
Additions of the period	9,336,282	2,585,223
Additions from business combination	—	168,988
Disposals	(363,617)	(1,284,975)
Exchange differences	(258,504)	(1,652,831)
Book value at the end of the period	29,693,758	20,979,597

Depreciation	03/31/2025	06/30/2024
Book value at the beginning of the period	9,377,845	7,226,617
Depreciation of the period	3,888,743	3,418,956
Disposals	(196,567)	(1,092,167)
Exchange differences	(44,733)	(175,561)
Accumulated depreciation at the end of the period	13,025,288	9,377,845
Total	16,668,470	11,601,752

Lease liability	03/31/2025	06/30/2024
Book value at the beginning of the period	11,284,137	13,889,223
Additions of the period	9,336,282	2,585,223
Additions from business combination	—	168,988
Interest expenses, exchange differences and inflation effects	308,662	(480,189)
Payments of the period	(4,392,517)	(4,879,108)
Total	16,536,564	11,284,137

Lease Liabilities	03/31/2025	06/30/2024
Non-current	10,896,775	8,161,359
Current	5,639,789	3,122,778
Total	16,536,564	11,284,137

The incremental borrowing rate used was 3.81% in US$ and 13.64% in reais.

The recognized right-of-use assets relate to the following types of assets:

	03/31/2025	06/30/2024
Machinery and equipment	3,655,741	3,655,741
Vehicles	1,177,544	1,272,071
Equipment and computer software	1,347,568	1,130,541
Land and buildings	23,512,905	14,921,244
	29,693,758	20,979,597